Schedule of Capital Adequacy Requirements (Table)	12 Months Ended
Dec. 31, 2013
Schedule of Capital Adequacy Requirements (Table):
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Management believes, as of December 31, 2013, that the Corporation and the Bank met all capital adequacy requirements to which they were subject.

			For Minimum Capital		For Minimum Regulatory
(Dollars in Thousands)	Actual		Adequacy Purposes		Compliance Purposes
As of December 31, 2013	Amount	Ratio	Amount	Ratio > or =	Amount	Ratio > or =
Total Capital (to Risk Weighted
Assets) Consolidated	$110,276	15.3%	$57,632	8.0%	$-	-
Bank	107,392	15.0%	57,248	8.0%	71,560	10.0%
Tier I Capital (to Risk Weighted
Assets) Consolidated	101,681	14.1%	28,816	4.0%	-	-
Bank	98,797	13.8%	28,624	4.0%	42,936	6.0%
Tier I Capital (to Average
Assets) Consolidated	101,681	9.4%	43,358	4.0%	-	-
Bank	98,797	9.1%	43,358	4.0%	54,198	5.0%
As of December 31, 2012
Total Capital (to Risk Weighted
Assets) Consolidated	$109,011	15.8%	$55,265	8.0%	$-	-
Bank	106,075	15.5%	54,890	8.0%	68,613	10.0%
Tier I Capital (to Risk Weighted
Assets) Consolidated	100,338	14.5%	27,603	4.0%	-	-
Bank	97,402	14.2%	27,418	4.0%	41,127	6.0%
Tier I Capital (to Average
Assets) Consolidated	100,338	9.7%	41,505	4.0%	-	-
Bank	97,402	9.4%	41,492	4.0%	51,865	5.0%